Offerings - Offering: 1	Nov. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	0.02
Maximum Aggregate Offering Price	$ 80,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 6.96